Leases (Tables)	12 Months Ended
Jul. 31, 2026
Leases [Abstract]
Schedule of Maturities of Lease Liabilities

The Group’s right-of-use asset and lease liability recognized in the consolidated balance sheets consisted of the following:

	As of July 31,
	2025	2026
Right-of-use asset	$200,204	$191,469
Amortization of right-of-use asset	(112,446)	(168,515)
Right-of-use asset, net	87,758	22,954

Lease liability, current	60,984	19,450
Lease liability, non-current	20,555	-
Total lease liability	$81,539	$19,450

Lease expenses for lease payments are recognized on a straight-line basis over the lease terms. Leases with initial term of twelve months or less are not recorded on the consolidated balance sheets. A summary of lease cost was as follows:

	For the years ended July 31,
	2025	2026
Operating lease expenses excluding short-term lease expenses	$67,417	$64,345
Total operating lease expenses	$67,417	$64,345

Remaining lease terms and discount rate were as follows:

	As of July 31,
	2025	2026
Weighted-average remaining lease terms (in years)	1.30	0.30
Weighted-average discount rate	1.67%	1.67%

Schedule of Supplemental information and Weighted-average Remaining Lease Terms and Discount

As of July 31, 2025 and 2026, the schedule of future minimum payments of Group’s leases are as follows:

For the fiscal year ending	As of July 31, 2025	As of July 31, 2026
2026	$61,880	$-
2027	20,627	19,517
Total lease payments	82,507	19,517
Less: imputed interest	(968)	(67)
Total	$81,539	$19,450